Schedule of key management personnel and directors share ownership (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of Class A Common shares held	41,535,755	37,693,710	50,000
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Number of Class A Common shares held	6,666,507,000	6,496,696,000
Percentage of total Class A Common shares issued	12.43%	15.64%